Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 645,002	$ 857,462
Work in process	146,345	2,313,763
Finished goods	195,586	1,448,854
Total	986,933	4,620,079
Inventory write-down	(518,119)	(1,668,508)
Translation adjustments	4,402	68,233
Inventories, net	$ 473,216	$ 3,019,804	$ 3,019,804